Share-based compensation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share-based compensation
25	Share-based compensation

25.1	Share-based compensation: VTEX
VTEX provides share-based compensation to selected directors and employees as a stock-option plan. In December 2020, the Group’s board of directors formally approved a modification on the share-based compensation for all employees located in Brazil, replacing the stock-option plan for restricted stock units (RSUs) with no change to the general terms and conditions of the plan. On November 11, 2021, our board of directors approved the VTEX 2021 share plan, or the 2021 Share Plan, substituting the previous stock options plan
(Pre-IPO
Plans). Eligible participants of the 2021 Share Plan include certain members of our management and our employees. The final eligibility of any beneficiary to participate in the 2021 Share Plan is determined by our board of directors.
Prior to November 2021, certain members of management and employees received share-based compensation under a share option plan and a restricted share plan, or the
Pre-IPO
Plans. Although grants made pursuant to the
Pre-IPO
Plans prior to the adoption of the 2021 Share Plan (as defined below) remain valid, the outstanding pools of the
Pre-IPO
Plans have been canceled and no additional grants may be made. The Group has awarded 8,729,696 stock options and 2,792,734 restricted share units under the
Pre-IPO
Plans that are currently outstanding and not exercised.
Under both stock-option plan and RSUs, usually the options have a term of 5 or 6 years years as of the grant date. They are exercisable as long as the director or employee fulfills the worked periods after the options are granted (usually 4 or 5 years, with 1/4 or 1/5 of the options exercisable each year).
Set out below are summaries of options granted under the plans:

	Number of options (thousands)	Weighted Average Exercise Price	Remaining Contractual Terms in Years	Weighted Average Grant Date Fair Value
At December 31, 2019	6,880	2.90	5.65	0.68

Granted during the year	7,382	10.41	—	5.01
Forfeit during the year	(815)	7.79	—	4.11
Migration to RSU	(2,587)	1.48	—	1.48
Exercised during the year (i)	(1,182)	1.38	—	0.42

At December 31, 2020	9,678	2.90	5.65	0.68

Granted during the year	1,799	10.66	—	5.10
Forfeit during the year	(156)	8.76	—	4.44
Exercised during the year (i)	(2,512)	1.44	—	0.44

At December 31, 2021	8,809	4.78	5.37	1.58

Stock options exercisable as of December 31, 2021	1,719	2.19	4.22	0.64

(i)	The number of Stock-options withheld for tax purposes was 25 thousand shares.
The fair value of the stock options granted was calculated based on the Binomial Options Pricing Model considering the average contract term. The model inputs for options included:

•	Strike Price—Average price weighted by the quantity granted;

•	Target Asset Price – The trading price closest to the granting date of the options or the trading price derived from an independent valuation report;

•	Risk-Free Interest Rate—US Treasury interest rate, according to the contractual term;

•	Volatility—According to comparable peer entities listed on the stock exchange.
The weighted average inputs used in the year ended December 31, 2021:

•	Target Asset Price—10.72 USD per share (2020—8.84 USD per share)

•	Risk-Free Interest Rate—1.14% (2020 - 0.93%)

•	Volatility—51.89% (2020—53.24%)

•	Expected dividend: None
The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted Average Grant Date Fair Value
At December 31, 2019	—	1.37

RSU granted due to migration	2,343	1.57
RSU granted (ordinary grants)	276	1.27
Forfeit during the year	(36)	0.65

At December 31, 2020	2,583	1.37

RSU granted	1,619	13.88
Forfeit during the year	(576)	3.34
Settled (i)	(625)	1.57

At December 31, 2021	3,001	7.70

(i)	The number of RSUs withheld for tax purposes was 125 thousand shares.
The fair value of the restricted stock units granted was calculated using the same Target Asset Price used in the Stock Options appraisal model.
For the year ended December 31, 2021, there was US$ 26,997 (US$ 2,774 in 2020) of remaining unamortized compensation costs, including social charges, related to unvested stock options and RSUs granted to the Group’s employees. This cost will be recognized over an estimated weighted average remaining period of 2.20 years. Total unamortized compensation costs will be adjusted for future changes in estimated forfeitures.
The total expense, including taxes and social charges related to the share-based compensation plan for the year ended December 31, 2021, was US$ 18,857 (2020: US$ 2,803). For the year ended December 31, 2021, the Group recorded in the capital reserve the amount of US$ 8,736 (2020: US$: 2,803).

25.2	Share-based compensation: Loja Integrada
On April 29, 2021, VTEX introduced a new share-based compensation plan to selected directors and employees as a stock-option and RSU plan in Loja Integrada, a subsidiary wholly owned. This share-based compensation plan also has RSU and Stock Options. Under both stock-option plan and RSUs, the options have a term of 7 years as of the grant date. They are exercisable as long as the director or employee fulfills the worked periods after the options are granted (usually 4 or 5 years, with 1/4 or 1/5 of the options exercisable each year). As of December 2021, the total number of ordinary nominative shares in Loja Integrada is 8,590 thousand.
The fair value of the stock options granted was calculated based on the Binomial Options Pricing Model considering the average contract term. The model inputs for options included:

•	Strike Price—Average price weighted by the quantity granted;

•	Target Asset Price – The trading price closest to the granting date of the options or the trading price derived from an independent valuation report;

•	Risk-Free Interest Rate—Future CDI, according to the contractual term;

•	Volatility—According to comparable peer entities listed on the stock exchange.
The weighted average inputs used in the year ended December 31, 2021:

•	Target Asset Price—13.06 USD per share

•	Risk-free interest rate in Brazilian Reais—8.81%

•	Volatility—47.69%

•	Expected dividend: None
Set out below are summaries of options granted under the plan:

	Number of options (thousands)	Weighted Average Exercise Price	Remaining Contractual Terms in Years	Weighted Average Grant Date Fair Value
At December 31, 2020	—	—	—	—

Granted during the year	23.57	12.37	—	5.47
Forfeit during the year	—	—	—	—
Exercised during the year	—	—	—	—

At December 31, 2021	23.57	12.37	6.35	5.47

The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted Average Grant Date Fair Value
At December 31, 2020	—	—

RSU granted	94.90	11.22
Forfeit during the year	—	—
Settled (i)	(11.87)	11.22

At December 31, 2021	83.03	11.22

(i)	The number of RSUs withheld for tax purposes was 1 thousand shares.
For the year ended December 31, 2021, there was US$ 942 of remaining unamortized compensation cost, including social charges, related to unvested stock options and RSUs granted to the Group’s employees. This cost will be recognized over an estimated weighted-average remaining period of 1,94 years. Total unamortized compensation costs will be adjusted for future changes in estimated forfeitures.
The total expense, including taxes and social charges related to the Loja Integrada share-based compensation plan for the year ended December 31, 2021, was US$ 728. For the year ended December 31, 2021, the Group recorded in the capital reserve the amount of US$ 481.

25.3	Amounts recognized in the statement of profit or loss
The following table illustrates the classification of stock-based compensation in the Consolidated Statements of Operations which includes both stock-based compensation of VTEX and Loja Integrada:

	December 31, 2021	December 31, 2020	December 31, 2019
Subscription cost	696	84	30
Services cost	376	78	77
Sales and marketing	5,530	991	182
Research and development	5,896	1,131	271
General and administrative	7,087	1,011	187

Total	19,585	3,295	747